Executive Transition Costs - Schedule of Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Executive transition costs accrued	$ 0	$ 0	$ (2,818)
Stock-based compensation	(3,827)	(4,371)	(6,608)
Chief Executive Officer and Chief Financial and Administrative Officer [Member]
Restructuring Cost and Reserve [Line Items]
Accrued executive transition costs, beginning balance	43	2,337	2,406
Executive transition costs accrued			2,818
Stock-based compensation			(1,612)
Cash payments	$ (43)	(2,294)	(1,275)
Accrued executive transition costs, ending balance		$ 43	$ 2,337